SUPPLEMENT TO THE PROSPECTUS

Waddell & Reed Advisors New Concepts Fund, Inc.

The following information supplements and supersedes any contrary information contained in the Prospectus:
                              1
Annual Fund Operating Expenses
(expenses that are deducted
from Fund assets)           Class A   Class B   Class C   Class Y

 Management Fees             0.84%     0.84%     0.84%     0.84%
 Distribution and
  Service (12b-1) Fees       0.25%     1.00%     1.00%      None
 Other Expenses              0.27%     0.67%     0.63%     0.20%
 Total Annual Fund
  Operating Expenses         1.36%     2.51%     2.47%     1.04%

1Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect the change in accounting services fees and shareholder servicing fees effective September 1, 2000; otherwise expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2001. Actual expenses may be greater or less than those shown.


Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:   1 Year    3 Years       5 Years       10 Years

Class A             $706      $   981        $1,277         $2,116
                                                                  1
Class B             $654      $1,082         $1,435         $2,560

Class C             $250      $   770        $1,316         $2,806

Class Y             $106      $   331        $  574         $1,271



If shares are not redeemed
at end of period:   1 Year    3 Years   5 Years      10 Years

Class A             $706      $981      $1,277         $2,116
                                                             1
Class B             $254      $782      $1,335         $2,560

Class C             $250      $770      $1,316         $2,806

Class Y             $106      $331      $  574         $1,271

1
 Reflects annual operating expenses of Class A after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

To be attached to the cover page of the Prospectus of:
Waddell & Reed Advisors Funds
Equity Funds
dated April 30, 2001.

This supplement is dated July 24, 2001.


NUS2200A